Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Other Non-Current Assets

Note 6. Other Non-Current Assets

Other non-current assets consist of the following at December 31 (in thousands):

	2020	2019
Security deposits	$1,888	$1,956
Deferred offering costs	3,711	—
Total other non-current assets	$5,599	$1,956